Form N-1A Cover	Mar. 14, 2025
Prospectus [Line Items]
Document Creation Date	Mar. 14, 2025
Document Effective Date	Mar. 14, 2025
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Themes ETF Trust
Entity Central Index Key	0001976322
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 14, 2025
Prospectus Date	Mar. 14, 2025